SELLING, GENERAL AND ADMINISTRATIVE EXPENSES - Narrative (Details) $ in Millions, ₨ in Billions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PKR (₨)
Investments in subsidiaries
Customer associated costs	$ 471	$ 386	$ 347
Pakistan Mobile Communications Limited
Investments in subsidiaries
Customer associated costs	$ 19		$ 63	₨ 13.8